Annual Total Returns - Fidelity Advisor Strategic Income Fund [BarChart] - 12.31 Fidelity Advisor Strategic Income Fund - Retail PRO-09 - Fidelity Advisor Strategic Income Fund	Mar. 01, 2021
Bar Chart Table:
Annual Return, Inception Date	Apr. 13, 2018
Fidelity Strategic Income Fund
Bar Chart Table:
Annual Return 2019	11.04%
Annual Return 2020	7.53%